DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2026
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Net income (loss)	$ (659)	$ (138,024,675)	$ (37,269)	$ (138,061,944)
Cash	0	0		0
Working capital deficit	$ 659	$ 138,062,603		$ 138,062,603